Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of risk management [Abstract]
Maximum exposure to credit risk by customer

The maximum exposure to credit risk as of December 31, 2019 and 2020 is as follows (Unit: Korean Won in millions):

		December 31, 2019	December 31, 2020
Loans and other financial assets at amortized cost(*1)	Korean treasury and government agencies	14,797,040	9,725,719
	Banks	18,597,206	19,493,189
	Corporates	101,041,110	114,131,994
	Consumers	159,282,337	176,755,176

	Sub-total	293,717,693	320,106,078

Financial assets at FVTPL(*2)	Deposit	27,901	48,796
	Debt securities	2,337,085	2,887,097
	Loans	212,473	676,291
	Derivative assets	2,921,903	6,901,742

	Sub-total	5,499,362	10,513,926

Financial assets at FVTOCI	Debt securities	26,795,161	28,948,141
Securities at amortized cost	Debt securities	20,320,539	17,020,839
Derivative assets	Derivative assets (Designated for hedging)	121,131	174,820
Off-balance accounts	Guarantees(*3)	12,618,917	11,809,456
	Loan commitments	103,651,674	112,088,680

	Sub-total	116,270,591	123,898,136

	Total	462,724,477	500,661,940

(*1)	Cash and cash equivalents are not included.
(*2)	Puttable financial instruments are not included.
(*3)	As of December 31, 2019 and 2020, the financial guarantee amount of 4,317,969 million Won and 4,163,382 million Won are included, respectively.

Credit risk exposure by geographical areas

a) Credit risk exposure by geographical areas

The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	December 31, 2019
	Korea	China	USA	UK	Japan	Others(*)	Total
Loans and other financial assets at amortized cost	268,316,454	5,108,144	5,077,666	1,844,374	1,172,209	12,198,846	293,717,693
Securities at amortized cost	20,104,604	—	66,747	—	—	149,188	20,320,539
Financial assets at FVTPL	5,488,229	10,409	—	—	724	—	5,499,362
Financial assets at FVTOCI	24,553,655	332,319	144,601	102,311	2	1,662,273	26,795,161
Derivative assets (Designated for hedging)	121,131	—	—	—	—	—	121,131
Off-balance accounts	112,602,603	1,211,857	387,795	78,850	46,662	1,942,824	116,270,591

Total	431,186,676	6,662,729	5,676,809	2,025,535	1,219,597	15,953,131	462,724,477

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

	December 31, 2020
	Korea	China	USA	UK	Japan	Others(*)	Total
Loans and other financial assets at amortized cost	296,186,751	4,356,747	3,988,304	1,990,490	1,404,670	12,179,116	320,106,078
Securities at amortized cost	16,749,531	—	110,597	—	—	160,711	17,020,839
Financial assets at FVTPL	6,954,630	13,403	1,083,096	493,285	480,760	1,488,752	10,513,926
Financial assets at FVTOCI	25,966,333	608,893	1,092,636	5	5,460	1,274,814	28,948,141
Derivative assets (Designated for hedging)	—	—	165,458	3,740	—	5,622	174,820
Off-balance accounts	119,699,069	1,393,734	399,678	38,389	41,378	2,325,888	123,898,136

Total	465,556,314	6,372,777	6,839,769	2,525,909	1,932,268	17,434,903	500,661,940

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

Credit risk exposure by industries

① The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code as of December 31, 2019 and 2020 (Unit: Korean Won in millions):

	December 31, 2019
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	51,233,088	32,983,972	36,141,770	3,291,001	155,120,055	14,947,807	293,717,693
Securities at amortized cost	8,545,838	—	10,979,001	364,591	—	431,109	20,320,539
Financial assets at FVTPL	162,780	128,666	4,084,698	39,193	15,430	1,068,595	5,499,362
Financial assets at FVTOCI	85,609	139,098	18,968,456	10,047	9,241	7,582,710	26,795,161
Derivative assets (Designated for hedging)	—	—	121,131	—	—	—	121,131
Off-balance accounts	17,813,366	23,841,881	10,015,897	4,161,139	53,335,209	7,103,099	116,270,591

Total	77,840,681	57,093,617	80,310,953	7,865,971	208,479,935	31,133,320	462,724,477

	December 31, 2020
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	56,627,927	35,933,953	35,450,774	3,493,000	172,116,780	16,483,644	320,106,078
Securities at amortized cost	492,172	6,691	8,926,909	302,225	—	7,292,842	17,020,839
Financial assets at FVTPL	301,296	234,712	8,520,127	32,240	14,619	1,410,932	10,513,926
Financial assets at FVTOCI	475,881	207,903	23,017,149	142,396	—	5,104,812	28,948,141
Derivative assets (Designated for hedging)	—	—	174,820	—	—	—	174,820
Off-balance accounts	18,828,656	21,460,581	12,086,935	4,060,358	62,477,117	4,984,489	123,898,136

Total	76,725,932	57,843,840	88,176,714	8,030,219	234,608,516	35,276,719	500,661,940

Financial assets and corporate loans by industries that might get affected by the spread of covid 19

② The detailed industries of financial assets and corporate loans that have been affected by the spread of COVID-19 as of December 31, 2020 are as follow and the industries that can be affected may change by future economic conditions (Unit: Korean Won in millions):

< Woori Bank >

			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	1,070,789	11,944	5,461
		General wholesale business	1,407,563	3,573	—
		Sub-total	2,478,352	15,517	5,461
		Accommodation business	1,525,157	9,305	5,471
		Travel business	59,858	—	—
		Art/sports, leisure service	1,467,643	17,739	—
		Food business	1,078,832	2,515	—
		Transportation business	395,873	461	8,752
		Education business	367,701	489	—
		Others	1,286,578	2,691	—
		Sub-total	8,659,994	48,717	19,684
Manufacturing		Textile	2,281,344	6,608	6,559
		Metal	1,390,290	47,903	—
		Non-metal	698,478	8,357	—
		Chemical	1,819,207	19,161	—
		Transportation	3,268,095	2,060	—
		Electronics	1,424,297	19,280	—
		Cosmetics	323,231	217	—
		Others	368,123	277	—
		Sub-total	11,573,065	103,863	6,559

Total			20,233,059	152,580	26,243

			Off-balance accounts	Total
Service business	Distribution business	General retail business	897,101	1,985,295
		General wholesale business	483,360	1,894,496
		Sub-total	1,380,461	3,879,791
		Accommodation business	152,059	1,691,992
		Travel business	21,350	81,208
		Art/sports, leisure service	114,388	1,599,770
		Food business	135,680	1,217,027
		Transportation business	193,578	598,664
		Education business	48,064	416,254
		Others	318,641	1,607,910
		Sub-total	2,364,221	11,092,616
Manufacturing		Textile	1,064,005	3,358,516
		Metal	1,581,887	3,020,080
		Non-metal	377,506	1,084,341
		Chemical	3,233,405	5,071,773
		Transportation	2,183,616	5,453,771
		Electronics	1,789,605	3,233,182
		Cosmetics	54,518	377,966
		Others	1,483,551	1,851,951
		Sub-total	11,768,093	23,451,580

Total			14,132,314	34,544,196

< Woori Card Co., Ltd. >

	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	4,959	—	—	12,315	17,274
Travel business	2,175	—	—	25,367	27,542
Aviation	479	—	—	4,179	4,658
Cosmetics industry	2,462	—	—	13,376	15,838
Distribution business	8,050	—	—	44,354	52,404
Food industry	33,084	—	—	163,711	196,795
Art/sports, leisure service	6,156	—	—	51,962	58,118
Total	57,365	—	—	315,264	372,629

<Woori Financial Capital Co., Ltd.>

			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	8,978	—	—
		General wholesale business	57,587	—	—
		Sub-total	66,565	—	—
		Accommodation business	6,292	—	—
		Travel business	1,293	—	—
		Art/sports, leisure service	615	—	—
		Food business	21,774	—	—
		Transportation business	28,270	—	—
		Education business	1,132	—	—
		Others	365,860	27,364	—
		Sub-total	491,801	27,364	—
Manufacturing		Textile	29,415	—	—
		Metal	17,963	—	—
		Non-metal	4,780	—	—
		Chemical	2,501	—	—
		Transportation	52,514	—	—
		Electronics	12,665	—	—
		Cosmetics	—	—	—
		Others	5,335	—	—
		Sub-total	125,173	—	—
Total COVID-19 vulnerable business			616,974	27,364	—
Other business		Others	6,202,754	225,078	—

Total			6,819,728	252,442	—

			Off-balance accounts	Total
Service business	Distribution business	General retail business	—	8,978
		General wholesale business	—	57,587
		Sub-total	—	66,565
		Accommodation business	—	6,292
		Travel business	—	1,293
		Art/sports, leisure service	—	615
		Food business	—	21,774
		Transportation business	—	28,270
		Education business	—	1,132
		Others	38,681	431,905
		Sub-total	38,681	557,846
Manufacturing		Textile	—	29,415
		Metal	3,365	21,328
		Non-metal	—	4,780
		Chemical	—	2,501
		Transportation	—	52,514
		Electronics	—	12,665
		Cosmetics	—	—
		Others	—	5,335
		Sub-total	3,365	128,538
Total COVID-19 vulnerable business			42,046	686,384
Other business		Others	333,766	6,761,598

Total			375,812	7,447,982

< Woori Investment Bank Co., Ltd. >

	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	44,900	—	—	—	44,900
Distribution business	15,716	20,000	—	—	35,716
Art/sports, leisure service	28,000	—	—	—	28,000
Total	88,616	20,000	—	—	108,616

The maximum exposure to credit risk of financial assets, except for financial assets at FVTPL and derivative asset

3) Credit risk exposure

a) Financial assets

The maximum exposure to credit risk by asset quality, except for financial assets at FVTPL and derivative asset (Designated for hedging) as of December 31, 2019 and 2020 is as follows (Unit: Korean Won in millions):

	December 31, 2019
	Stage 1		Stage 2		Stage 3	Total	Allowance for credit losses	Total, net
	Above appropriate credit rating(*1)	Less than a limited credit rating(*3)	Above appropriate credit rating(*2)	Less than a limited credit rating(*3)
Loans and other financial assets at amortized cost	255,709,205	19,823,451	8,712,860	9,625,024	1,504,172	295,374,712	(1,657,019)	293,717,693
Korean treasury and government agencies	14,789,933	10,390	—	—	1	14,800,324	(3,284)	14,797,040
Banks	18,336,664	109,667	150,318	—	21,907	18,618,556	(21,350)	18,597,206
Corporates	82,286,304	15,201,687	485,469	3,267,311	792,375	102,033,146	(992,036)	101,041,110
General business	45,769,233	6,191,625	441,089	1,620,761	544,238	54,566,946	(678,237)	53,888,709
Small- and medium-sized enterprise	32,180,551	8,507,800	44,380	1,586,865	230,901	42,550,497	(287,027)	42,263,470
Project financing and others	4,336,520	502,262	—	59,685	17,236	4,915,703	(26,772)	4,888,931
Consumers	140,296,304	4,501,707	8,077,073	6,357,713	689,889	159,922,686	(640,349)	159,282,337
Securities at amortized cost	20,326,050	—	—	—	—	20,326,050	(5,511)	20,320,539
Financial assets at FVTOCI(*4)	26,684,601	110,560	—	—	—	26,795,161	(8,569)	26,795,161

Total	302,719,856	19,934,011	8,712,860	9,625,024	1,504,172	342,495,923	(1,671,099)	340,833,393

	December 31, 2019
	Collateral value
	Stage1	Stage2	Stage3	Total
Loans and other financial assets at amortized cost	169,438,539	14,451,806	692,139	184,582,484
Korean treasury and government agencies	—	—	—	—
Banks	612,200	2,028	—	614,228
Corporates	55,602,818	2,335,496	394,860	58,333,174
General business	22,291,348	1,023,766	240,771	23,555,885
Small- and medium-sized enterprise	31,517,538	1,311,730	145,061	32,974,329
Project financing and others	1,793,932	—	9,028	1,802,960
Consumers	113,223,521	12,114,282	297,279	125,635,082
Securities at amortized cost	—	—	—	—
Financial assets at FVTOCI(*4)	—	—	—	—

Total	169,438,539	14,451,806	692,139	184,582,484

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.
(*3)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*4)	Financial assets at FVTOCI has been disclosed as the amount before deducting allowance for credit losses because allowance for credit losses does not reduce the carrying amount.

	December 31, 2020
	Stage 1		Stage 2		Stage 3	Total	Allowance for credit losses	Total, net
	Above appropriate credit rating(*1)	Less than a limited credit rating(*2)	Above appropriate credit rating(*1)	Less than a limited credit rating(*2)
Loans and other financial assets at amortized cost	278,729,012	21,249,885	10,356,251	10,143,839	1,623,276	322,102,263	(1,996,185)	320,106,078
Korean treasury and government agencies	9,674,891	1,063	52,279	—	—	9,728,233	(2,514)	9,725,719
Banks	19,301,570	105,890	75,876	—	25,598	19,508,934	(15,745)	19,493,189
Corporates	93,889,922	14,873,376	1,890,564	3,860,389	839,234	115,353,485	(1,221,491)	114,131,994
General business	61,082,336	9,013,955	1,349,053	2,585,868	576,078	74,607,290	(869,744)	73,737,546
Small- and medium-sized enterprise	27,504,992	5,415,312	538,909	1,207,706	227,003	34,893,922	(304,077)	34,589,845
Project financing and others	5,302,594	444,109	2,602	66,815	36,153	5,852,273	(47,670)	5,804,603
Consumers	155,862,629	6,269,556	8,337,532	6,283,450	758,444	177,511,611	(756,435)	176,755,176
Securities at amortized cost	17,025,405	—	—	—	—	17,025,405	(4,566)	17,020,839
Financial assets at FVTOCI(*3)	28,789,281	158,860	—	—	—	28,948,141	(9,631)	28,948,141

Total	324,543,698	21,408,745	10,356,251	10,143,839	1,623,276	368,075,809	(2,010,382)	366,075,058

	December 31, 2020
	Collateral value
	Stage1	Stage2	Stage3	Total
Loans and other financial assets at amortized cost	187,731,443	15,677,871	696,709	204,106,023
Korean treasury and government agencies	19,280	—	—	19,280
Banks	1,003,971	—	—	1,003,971
Corporates	62,817,305	3,963,101	400,340	67,180,746
General business	35,578,470	2,670,480	271,815	38,520,765
Small- and medium-sized enterprise	25,404,002	1,290,941	118,265	26,813,208
Project financing and others	1,834,833	1,680	10,260	1,846,773
Consumers	123,890,887	11,714,770	296,369	135,902,026
Securities at amortized cost	—	—	—	—
Financial assets at FVTOCI(*3)	—	—	—	—

Total	187,731,443	15,677,871	696,709	204,106,023

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting allowance for credit losses because allowance for credit losses does not reduce the carrying amount.

Credit quality of the guarantees and loan commitments

b) Guarantees and commitments

The credit quality of the guarantees and loan commitments as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating(*1)	Less than a limited credit rating(*3)	Above appropriate credit rating(*2)	Less than a limited credit rating(*3)
Off-balance accounts
Guarantees	10,952,917	1,333,561	355	223,657	108,427	12,618,917
Loan Commitments	97,854,790	3,479,295	1,388,136	906,033	23,420	103,651,674

Total	108,807,707	4,812,856	1,388,491	1,129,690	131,847	116,270,591

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.
(*3)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

	December 31, 2020
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating(*1)	Less than a limited credit rating(*2)	Above appropriate credit rating(*1)	Less than a limited credit rating(*2)
Off-balance accounts
Guarantees	10,152,900	1,382,592	11,504	191,962	70,498	11,809,456
Loan Commitments	105,108,967	4,045,595	1,951,649	977,185	5,284	112,088,680

Total	115,261,867	5,428,187	1,963,153	1,169,147	75,782	123,898,136

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

Value at risk analysis for trading activities

The minimum, maximum and average VaR of the Bank for the year December 31, 2019 and 2020, and the VaR of the Bank as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019	For the year ended December 31, 2019			December 31, 2020	For the year ended December 31, 2020
Risk factor		Average	Maximum	Minimum		Average	Maximum	Minimum
Interest rate	5,052	3,406	5,725	1,176	6,815	7,959	15,065	2,427
Stock price	3,730	3,203	5,935	1,146	2,283	5,783	14,394	1,982
Foreign currencies	5,028	5,033	6,469	4,395	11,160	8,814	11,233	4,613
Commodity price	—	1	32	—	—	—	—	—
Diversification	(6,233)	(5,127)	(9,229)	(2,339)	(11,087)	(11,175)	(18,796)	(3,452)

Total VaR(*)	7,577	6,516	8,932	4,378	9,171	11,381	21,896	5,570

(*)	VaR (Value at Risk): Retention period of 1 day, Maximum expected losses under 99% level of confidence.

Economic value of equity and net interest income for assets and liabilities based on interest rate risk in banking book

For assets and liabilities as of December 31, 2019 and 2020 that include bank, consolidated trusts and subsidiaries of the bank, details of ΔEVE and ΔNII calculated based on interest rate risk in banking book (IRRBB) are as follows (Unit: Korean Won in millions):

December 31, 2019		December 31, 2020
ΔEVE(*1)	ΔNII(*2)	ΔEVE(*1)	ΔNII(*2)
490,981	162,023	634,596	66,138

(*1)	ΔEVE: change in Economic Value of Equity
(*2)	ΔNII: change in Net Interest Income

Interest earning at risk and interest value at risk calculated based on BIS framework for subsidiaries other than the Bank and consolidated trusts

For the remaining subsidiaries except the bank, consolidated trusts, and consolidated subsidiaries of the bank as of December 31, 2019 and 2020, the interest rate EaR and VaR calculated based on the BIS Framework are as follows (Unit: Korean Won in millions):

	December 31, 2019		December 31, 2020
	EaR(*1)	VaR(*2)	EaR(*1)	VaR(*2)
Woori Card Co., Ltd.	100,213	85,010	106,645	157,085
Woori Financial Capital Co., Ltd.	—	—	3,701	12,550
Woori Investment Bank Co., Ltd.	7,629	958	1,479	5,005
Woori Asset Trust Co., Ltd.	—	—	3,211	398
Woori Asset Management Corp.	256	2,486	64	493
Woori Private Equity Asset Management Co., Ltd	416	80	193	37
Woori Global Asset Management Co., Ltd.	386	84	119	318

(*1)	EaR (Earning at Risk): Change of maximum expected income and expense
(*2)	VaR (Value at Risk): Maximum expected losses

Cash flows of principal amounts and interests from interest bearing assets and liabilities by each re-pricing date

The Group estimates and manages risks related to changes in interest rate due to the difference in the maturities of interest-bearing assets and liabilities and discrepancies in the terms of interest rates. Cash flows (both principal and interest), interest bearing assets and liabilities, presented by each re-pricing date, are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	153,023,603	49,505,606	12,505,250	10,506,470	57,582,270	5,209,670	288,332,869
Financial assets at FVTPL	150,149	23,648	63,825	34,299	131,206	13,347	416,474
Financial assets at FVTOCI	5,414,586	5,486,113	3,450,669	3,174,893	9,367,756	318,371	27,212,388
Securities at amortized cost	1,844,868	1,696,004	738,383	1,409,549	14,869,227	858,142	21,416,173

Total	160,433,206	56,711,371	16,758,127	15,125,211	81,950,459	6,399,530	337,377,904

Liability:
Deposits due to customers	116,490,812	45,803,202	32,683,132	26,740,013	43,175,232	59,305	264,951,696
Borrowings	12,105,234	1,910,759	1,048,991	706,952	3,264,861	509,359	19,546,156
Debentures	2,378,211	2,894,577	3,330,658	2,466,142	19,211,409	2,537,391	32,818,388

Total	130,974,257	50,608,538	37,062,781	29,913,107	65,651,502	3,106,055	317,316,240

	December 31, 2020
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	177,214,415	54,035,826	12,410,513	11,140,520	64,799,854	5,170,572	324,771,700
Financial assets at FVTPL	609,542	263,510	91,791	94,879	150,148	13,239	1,223,109
Financial assets at FVTOCI	4,344,718	3,339,086	3,751,882	2,915,238	14,648,033	473,124	29,472,081
Securities at amortized cost	1,372,094	1,471,309	933,715	1,869,352	11,080,632	1,018,002	17,745,104

Total	183,540,769	59,109,731	17,187,901	16,019,989	90,678,667	6,674,937	373,211,994

Liability:
Deposits due to customers	127,557,303	46,471,099	35,455,403	29,354,652	52,395,811	50,655	291,284,923
Borrowings	11,223,338	2,832,846	1,126,728	949,892	3,828,384	452,495	20,413,683
Debentures	3,246,233	3,396,427	3,929,346	3,495,915	21,899,788	3,257,026	39,224,735

Total	142,026,874	52,700,372	40,511,477	33,800,459	78,123,983	3,760,176	350,923,341

Foreign currency risk exposure of financial instruments in foreign currency

Financial instruments in foreign currencies exposed to currency risk as of December 31, 2019 and 2020 are as follows (Unit: USD in millions, JPY in millions, CNY in millions, EUR in millions, and Korean Won in millions):

	December 31, 2019
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Loans and other financial assets at amortized cost	22,916	26,531,794	150,462	1,600,140	31,393	5,203,131	2,258	2,929,312	5,272,352	41,536,729
Financial assets at FVTPL	165	190,733	5,322	56,602	25	4,155	105	135,827	64,185	451,502
Financial assets at FVTOCI	2,679	3,102,752	—	—	2,005	332,319	25	33,017	406,753	3,874,841
Securities at amortized cost	319	369,677	—	—	—	—	40	52,139	97,092	518,908

Total	26,079	30,194,956	155,784	1,656,742	33,423	5,539,605	2,428	3,150,295	5,840,382	46,381,980

Liability
Financial liabilities at FVTPL	251	291,102	4,415	46,957	—	—	68	87,776	83,790	509,625
Deposits due to customers	13,208	15,291,671	166,108	1,766,526	27,739	4,597,467	1,727	2,240,884	3,247,164	27,143,712
Borrowings	6,588	7,627,665	11,061	117,634	16	2,743	515	668,060	499,046	8,915,148
Debentures	3,999	4,629,944	—	—	—	—	105	136,230	271,790	5,037,964
Other financial liabilities	3,016	3,492,462	11,240	119,529	3,079	510,281	359	466,240	6,906	4,595,418

Total	27,062	31,332,844	192,824	2,050,646	30,834	5,110,491	2,774	3,599,190	4,108,696	46,201,867

Off-balance accounts	7,030	8,139,395	34,316	364,946	4,525	749,973	560	726,323	634,870	10,615,507

	December 31, 2020
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	5,584	6,074,879	22,832	240,710	4,580	764,686	115	154,154	501,900	7,736,329
Loans and other financial assets at amortized cost	21,687	23,595,957	172,782	1,821,554	24,230	4,045,435	2,001	2,678,382	4,857,438	36,998,766
Financial assets at FVTPL	280	304,146	18,855	198,781	73	11,989	248	332,182	88,745	935,843
Financial assets at FVTOCI	2,741	2,981,832	—	—	2,601	434,258	37	49,789	565,893	4,031,772
Securities at amortized cost	319	347,570	—	—	—	—	34	45,197	115,534	508,301

Total	30,611	33,304,384	214,469	2,261,045	31,484	5,256,368	2,435	3,259,704	6,129,510	50,211,011

Liability
Financial liabilities at FVTPL	426	463,678	14,493	152,792	—	—	158	211,525	115,429	943,424
Deposits due to customers	16,664	18,130,448	220,153	2,320,983	26,733	4,463,300	1,532	2,050,400	3,443,631	30,408,762
Borrowings	5,657	6,154,464	48,446	510,750	—	—	590	789,955	697,234	8,152,403
Debentures	3,973	4,322,800	—	—	—	—	—	—	444,711	4,767,511
Other financial liabilities	2,381	2,590,147	6,705	70,690	1,853	309,319	64	85,553	193,128	3,248,837

Total	29,101	31,661,537	289,797	3,055,215	28,586	4,772,619	2,344	3,137,433	4,894,133	47,520,937

Off-balance accounts	7,441	8,095,297	24,992	263,478	3,007	502,106	533	712,846	556,988	10,130,715

Cash flows of principals and interests of non-derivative financial liabilities by remaining contractual maturities
a)	Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	115,156	—	—	—	—	—	115,156
Deposits due to customers	166,474,535	36,697,168	24,634,859	31,233,844	6,590,119	1,877,594	267,508,119
Borrowings	8,596,202	2,948,384	2,162,846	1,880,424	3,682,214	520,936	19,791,006
Debentures	2,378,211	2,894,577	3,330,658	2,466,142	19,211,409	2,537,391	32,818,388
Lease liabilities	46,072	42,549	37,420	35,210	232,985	40,698	434,934
Other financial liabilities	11,242,367	60,981	119,633	10,344	71,561	2,660,640	14,165,526

Total	188,852,543	42,643,659	30,285,416	35,625,964	29,788,288	7,637,259	334,833,129

	December 31, 2020
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	64,183	135,232	42,418	112,102	—	—	353,935
Deposits due to customers	191,660,253	34,349,298	25,213,410	31,144,452	9,230,904	1,793,143	293,391,460
Borrowings	10,159,819	2,524,572	1,714,490	1,866,810	4,177,634	463,376	20,906,701
Debentures	3,246,233	3,396,427	3,929,346	3,495,915	21,899,788	3,257,228	39,224,937
Lease liabilities	53,429	44,551	40,809	34,761	201,113	34,780	409,443
Other financial liabilities	8,121,978	70,277	10,294	10,897	451,096	2,142,772	10,807,314

Total	213,305,895	40,520,357	30,950,767	36,664,937	35,960,535	7,691,299	365,093,790

Cash flows from principals and interests of non-derivative financial liabilities by expected maturities
b)	Cash flows of principals and interests by expected maturities of non-derivative financial liabilities as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	115,156	—	—	—	—	—	115,156
Deposits due to customers	175,309,271	38,219,793	23,649,424	24,102,750	5,547,232	150,233	266,978,703
Borrowings	8,596,202	2,948,384	2,162,846	1,880,424	3,682,214	520,936	19,791,006
Debentures	2,378,211	2,894,577	3,330,658	2,466,142	19,211,409	2,537,391	32,818,388
Lease liabilities	46,072	42,549	37,420	35,210	232,985	40,698	434,934
Other financial liabilities	11,242,367	60,981	119,633	10,344	71,561	2,660,640	14,165,526

Total	197,687,279	44,166,284	29,299,981	28,494,870	28,745,401	5,909,898	334,303,713

	December 31, 2020
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	68,909	131,496	41,428	112,102	—	—	353,935
Deposits due to customers	199,931,480	35,912,096	23,924,403	25,477,917	7,582,278	105,413	292,933,587
Borrowings	10,159,819	2,524,572	1,714,490	1,866,810	4,177,634	463,376	20,906,701
Debentures	3,246,233	3,396,427	3,929,346	3,495,915	21,899,788	3,257,228	39,224,937
Lease liabilities	53,429	44,894	40,949	35,074	208,125	36,950	419,421
Other financial liabilities	8,121,978	70,277	10,294	10,897	451,096	2,142,772	10,807,314

Total	221,581,848	42,079,762	29,660,910	30,998,715	34,318,921	6,005,739	364,645,895

Cash flow of derivative financial liabilities by maturities

The cash flow by the maturity of derivative financial liabilities as of December 31, 2019 and 2020 is as follows (Unit: Korean Won in millions):

		Remaining maturity
		Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
December 31, 2019	Cash flow risk hedge	1,839	(341)	(298)	(247)	6,249	—	7,202
	Trading purpose	2,843,195	—	—	—	—	—	2,843,195
December 31, 2020	Cash flow risk hedge	2,655	6,004	515	239	55,744	—	65,157
	Fair value risk hedge	255	(302)	233	(287)	126	—	25
	Trading purpose	6,460,472	—	—	—	—	—	6,460,472

Maturity analysis of off-balance accounts

A financial guarantee represents an irrevocable undertaking that the Group should meet a customer’s obligations to third parties if the customer fails to do so. The loan commitment represents the limit if the Group has promised a credit to the customer. Commitments to lend include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for financial guarantees, such as guarantees for debentures issued or loans, unused loan commitments, and other guarantees, however, under the terms of the guarantees and unused loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance accounts are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Guarantees	12,618,917	11,809,456
Loan commitments	103,651,674	112,088,680
Other commitments	3,411,334	4,912,690

Capital adequacy ratio

Details of the Group’s capital adequacy ratio as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

Details	December 31, 2019	December 31, 2020
Tier 1 capital	19,135,300	19,828,094
Other Tier 1 capital	3,340,252	3,533,648
Tier 2 capital	4,639,519	4,086,035

Total risk-adjusted capital	27,115,071	27,447,777

Risk-weighted assets for credit risk	209,802,895	178,114,590
Risk-weighted assets for market risk	5,586,757	6,086,905
Risk-weighted assets for operational risk	12,656,301	14,067,185

Total risk-weighted assets	228,045,953	198,268,680

Common Equity Tier 1 ratio	8.39%	10.00%

Tier 1 capital ratio	9.86%	11.78%

Total capital ratio	11.89%	13.84%